LONG-TERM DEBT AND LINES OF CREDIT - Senior Notes (Details)			12 Months Ended
	Mar. 17, 2023 USD ($)	Mar. 17, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Aug. 22, 2022 USD ($)	Nov. 22, 2021 USD ($)	Feb. 26, 2021 USD ($)	Sep. 30, 2019 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount			$ 16,158,592,000			$ 16,091,821,000
Amortization debt issuance costs			31,500,000	$ 27,000,000.0	$ 20,500,000
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount			11,100,000,000			$ 10,100,000,000
Unamortized discount				46,100,000
Amortization debt issuance costs			15,700,000	$ 15,700,000	$ 27,400,000
Senior Unsecured Notes | Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount			11,100,000,000
Face amount of debt instrument			$ 3,000,000,000.0					$ 2,500,000,000	$ 2,000,000,000.0		$ 3,000,000,000.0
Unamortized discount								5,200,000		$ 3,300,000
Debt issuance costs								24,800,000	14,400,000
4.875% senior notes due March 17, 2031 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument | €		€ 800,000,000
Stated interest rate (as a percent)		4.875%	4.875%
Proceeds from issuance of senior long-term debt	$ 843,600,000	€ 790,600,000
Unamortized discount			$ 2,800,000
Debt issuance costs			$ 7,200,000
4.950% senior notes due August 15, 2027 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument								$ 500,000,000.0
Stated interest rate (as a percent)			4.95%			4.95%		4.95%
5.300% senior notes due August 15, 2029 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument								$ 500,000,000.0
Stated interest rate (as a percent)			5.30%			5.30%		5.30%
5.400% senior notes due August 15, 2032 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument								$ 750,000,000.0
Stated interest rate (as a percent)			5.40%			5.40%		5.40%
5.950% senior notes due August 15, 2052 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument								$ 750,000,000.0
Stated interest rate (as a percent)			5.95%			5.95%		5.95%
1.500% senior notes due November 15, 2024 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument									$ 500,000,000.0
Stated interest rate (as a percent)			1.50%						1.50%
Aggregate principal amount repaid							$ 500,000,000.0
2.150% senior notes due January 15, 2027 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument									$ 750,000,000.0
Stated interest rate (as a percent)			2.15%			2.15%			2.15%
2.900% senior notes due November 15, 2031 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument									$ 750,000,000.0
Stated interest rate (as a percent)			2.90%			2.90%			2.90%
1.200% senior notes due March 1, 2026 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument										$ 1,100,000,000
Stated interest rate (as a percent)			1.20%			1.20%				1.20%
Debt issuance costs										$ 8,600,000
3.800% Senior Notes due April 01, 2021 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument											$ 750,000,000.0
Stated interest rate (as a percent)										3.80%	3.80%
2.900% senior notes due May 15, 2030 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument										$ 1,000,000,000
Stated interest rate (as a percent)			2.90%			2.90%				2.90%
Debt issuance costs										$ 8,400,000
2.650% senior notes due February 15, 2025 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,000,000,000.0
Stated interest rate (as a percent)			2.65%			2.65%
3.200% senior notes due August 15, 2029 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,250,000,000
Stated interest rate (as a percent)			3.20%			3.20%
4.150% senior notes due August 15, 2049 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument			$ 750,000,000.0
Stated interest rate (as a percent)			4.15%			4.15%
Term Loan B-2 | Secured Debt
Debt Instrument [Line Items]
Unamortized discount			$ 6,100,000
Debt issuance costs			$ 29,600,000
3.750% senior notes due June 1, 2023 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument											$ 550,000,000.0
Stated interest rate (as a percent)											3.75%
4.000% senior notes due June 1, 2023 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument											$ 550,000,000.0
Stated interest rate (as a percent)											4.00%
4.800% senior notes due April 1, 2026 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument											$ 750,000,000
Stated interest rate (as a percent)			4.80%			4.80%					4.80%
4.450% senior notes due June 1, 2028 | Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument											$ 450,000,000
Stated interest rate (as a percent)			4.45%			4.45%					4.45%